Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums	$ 1,180	$ 1,637	$ 1,451
Universal life and investment-type product policy fees	3,097	3,293	3,610
Net investment income	3,111	3,001	2,984
Other revenues	709	433	520
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(19)	(23)	(6)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(3)	(8)	(8)
Other net investment gains (losses)	(45)	36	(475)
Total net investment gains (losses)	(67)	5	(489)
Net derivative gains (losses)	(5,770)	(497)	294
Total revenues	2,260	7,872	8,370
Expenses
Policyholder benefits and claims	3,738	3,087	3,198
Interest credited to policyholder account balances	1,131	1,224	1,245
Goodwill impairment	381	0	33
Amortization of DAC and VOBA Charged to Other Expenses	(225)	673	1,069
Other expenses	1,700	1,723	1,757
Total expenses	6,725	6,707	7,302
Income (loss) before provision for income tax	(4,465)	1,165	1,068
Provision for income tax expense (benefit)	(1,690)	247	261
Net income (loss)	$ (2,775)	$ 918	$ 807